UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.

Address of Principal Executive Offices:	100 Light Street, Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	March 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Report to Shareholders

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Annual Report to Shareholders

March 31, 2006

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Batterymarch U.S. Small Capitalization Equity Portfolio

Total returns for the Fund and some comparative indices for various periods ended March 31, 2006, are presented below:

	1st Quarter 2006	Average Annual Total Returns
		One Year	Three Years	Five Years	Since InceptionA
Batterymarch U.S. Small Capitalization Equity
Institutional Class	+13.21%	+20.95%	+24.41%	+12.50%	+7.80%
Financial Intermediary Class	+13.03%	+20.29%	+23.91%	N/A	+20.36%
Russell 1000 IndexB	+4.49%	+13.20%	+18.30%	+4.74%	+1.00%
Russell 2000 IndexC	+13.94%	+25.85%	+29.53%	+12.59%	+6.07%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods longer than one year represent average annual returns.

The Russell 2000 Index rose 25.85% for the one-year period ended March 31, 2006, significantly outperforming the Russell 1000 Index, which was up 13.20%. The U.S. economy continued to grow at a steady pace. For the Russell 2000 Index, the best performing of the 20 Batterymarch-designated industry sectors were energy services, energy and industrials, which rose 53.1%, 41.4% and 40.8%, respectively, while the laggards for the index were utilities and consumer staples.

While the Fund participated in the strong market for small-capitalization stocks, it underperformed the Russell 2000 benchmark with a return of 20.95% on a net asset value basis (Institutional Class) versus it’s benchmark’s return of 25.85%. Stock selection for the Fund detracted from the return, with positive selection within the industrials, and energy sectors more than offset by negative selection in health care services, health care and transportation. While sector allocations for the Fund had a neutral impact for the period, the portfolio benefited from its overweighted positions in energy and industrials relative to the benchmark and the underweight in utilities. At the end of the fiscal year, the portfolio was broadly diversified across the 20 Batterymarch industry sectors and attractively valued with a lower 12-month forward P/E compared with the Russell 2000 benchmark.

Batterymarch Financial Management, Inc.

May 19, 2006

A	The Fund’s Institutional Class inception date is March 13, 2000. The Financial Intermediary Class inception date is January 9, 2003. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.
B	Measures the performance of 1,000 of the largest capitalized U.S. domiciled companies.
C	An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization.

N/A—Not applicable.

Annual Report to Shareholders

EXPENSE EXAMPLE

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on October 1, 2005, and held through March 31, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses PaidB During the Period 10/1/05 to 3/31/06
Institutional Class
Actual	$1,000.00	$1,122.00	$3.97
Hypothetical (5% return before expenses)	1,000.00	1,021.19	3.78

Financial Intermediary Class
Actual	$1,000.00	$1,118.50	$6.34
Hypothetical (5% return before expenses)	1,000.00	1,018.95	6.04

A	A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.
B	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as "Expenses Paid" are equal to the annualized expense ratio of ..75% and 1.2% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 365.

Annual Report to Shareholders

PERFORMANCE INFORMATION

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.

Annual Report to Shareholders

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning December 31, 2002.

Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Selected Portfolio PerformanceD

Strongest performers for the year ended March 31, 2006E		Weakest performers for the year ended March 31, 2006E
1. USG Corporation	+186.4%	1. R&G Financial Corporation	-58.2%
2. Eagle Materials Inc.	+139.0%	2. First BanCorp.	-40.4%
3. Reliance Steel & Aluminium Co.	+136.4%	3. Hovnanian Enterprises, Inc.	-13.9%
4. Alpharma Inc.	+120.0%	4. The Readers Digest Association, Inc.	-12.6%
5. Holly Corporation	+100.3%	5. Lions Gate Entertainment Corp.	-8.1%
6. W&T Offshore, Inc.	+94.8%	6. WCI Communities, Inc.	-7.5%
7. ON Semiconductor Corporation	+83.8%	7. Ameristar Casinos, Inc.	-4.4%
8. Terex Corporation	+83.0%	8. Angiotech Pharmaceuticals, Inc.	-3.6%
9. Charming Shoppes, Inc.	+82.9%	9. The Timberland Company	-3.5%
10. Oil States International, Inc.	+79.3%	10. Centene Corporation	-2.7%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire year.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

March 31, 2006

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests	99.1%

Auto and Transportation	6.1%
AAR Corp.		81	$2,293	A
Arkansas Best Corporation		143	5,590
Celadon Group, Inc.		31	683	A
Freightcar America Inc.		205	13,028
GulfMark Offshore, Inc.		24	666	A
Hub Group, Inc.		36	1,655	A
Mesa Air Group, Inc.		688	7,872	A
Pacer International, Inc.		124	4,036
Skywest, Inc.		273	7,985
Terex Corporation		176	13,954	A
Wabtec Corporation		43	1,389

			59,151

Consumer Discretionary	15.2%
Aaron Rents, Inc.		189	5,135
Administaff, Inc.		80	4,347
Ameristar Casinos, Inc.		184	4,750
AMN Healthcare Services, Inc.		30	562	A
Boyd Gaming Corporation		20	1,004
Charming Shoppes, Inc.		235	3,490	A
Conn’s, Inc.		45	1,534	A
Dillard’s, Inc.		248	6,453
Domino’s Pizza Inc.		185	5,278
Genesco Inc.		228	8,879	A
Hewitt Associates, Inc.		100	2,959	A
IKON Office Solutions, Inc.		136	1,947
Intrawest Corporation		35	1,201
Jack In The Box Inc.		205	8,939	A
JAKKS Pacific, Inc.		177	4,720	A
Korn/Ferry International		49	993	A
Labor Ready, Inc.		84	2,012	A
Lions Gate Entertainment Corp.		88	892	A
ManTech International Corporation		100	3,325	A
MI Developments, Inc.		32	1,117
Monarch Casino & Resort, Inc.		131	3,718	A
MoneyGram International, Inc.		84	2,587
MPS Group, Inc.		384	5,872	A
MSC Industrial Direct Co., Inc.		19	1,037
Oxford Industries, Inc.		76	3,881
Parlux Fragrances, Inc.		104	3,338	A
Payless ShoeSource, Inc.		314	7,192	A
Phillips Van Heusen Corporation		194	7,420

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Consumer Discretionary—Continued
Priceline.com Incorporated		173	$4,297	A
Sirva Inc.		160	1,366	A
Spherion Corporation		123	1,282	A
Steven Madden, Ltd.		133	4,711	A
TeleTech Holdings, Inc.		44	485	A
The Cato Corporation		93	2,219
The Men’s Wearhouse, Inc.		72	2,595
The Pantry, Inc.		66	4,145	A
The Readers Digest Association, Inc.		331	4,887
The Talbots, Inc.		103	2,760
The Warnaco Group, Inc.		110	2,638	A
The Wet Seal, Inc.		336	2,235	A
United Stationers Inc.		56	2,984	A
Ventiv Health, Inc.		163	5,414	A
WCI Communities, Inc.		57	1,577	A

			148,177

Consumer Staples	2.0%
Beazer Homes USA, Inc.		20	1,298
Herbalife Ltd.		33	1,097	A
Hovnanian Enterprises, Inc.		65	2,833	A
Pacific Sunwear of California, Inc.		146	3,238	A
Performance Food Group Company		79	2,451	A
Technical Olympic USA, Inc.		200	4,070
The Timberland Company		128	4,392	A

			19,379

Energy	9.3%
Alon USA Energy, Inc.		383	9,427
Energen Corporation		133	4,672
Frontier Oil Corporation		220	13,033
Grey Wolf, Inc.		950	7,071	A
Helix Energy Solutions Group Inc.		190	7,205	A
Holly Corporation		112	8,302
NATCO Group Inc.		23	620	A
Newpark Resources, Inc.		275	2,253	A
Oil States International, Inc.		98	3,609	A
Parker Drilling Company		139	1,287	A
St. Mary Land & Exploration Company		214	8,747
Superior Energy Services, Inc.		166	4,453	A
Swift Energy Company		74	2,788	A
Trico Marine Services, Inc.		16	507	A

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Energy—Continued
Veritas DGC Inc.		27	$1,226	A
W&T Offshore, Inc.		246	9,924
W-H Energy Services, Inc.		80	3,559	A
Weststar Energy, Inc.		117	2,424

			91,107

Financials	12.5%
Affiliated Managers Group, Inc.		49	5,224	A
Ashford Hospitality Trust		126	1,562
CB Richard Ellis Group, Inc.		55	4,410	A
Commercial Net Lease Realty		46	1,074
Compucredit Corporation		6	206	A
Corus Bankshares, Inc.		111	6,586
Digital Realty Trust, Inc.		19	524
FelCor Lodging Trust Inc.		106	2,230
First BanCorp.		356	4,405
First Community Bancorp		25	1,418
First Niagara Financial Group, Inc.		266	3,900
FirstFed Financial Corp.		174	10,407	A
GFI Group Inc.		42	2,196	A
Greater Bay Bancorp		232	6,447
Highland Hospitality Corporation		43	545
Horace Mann Educators Corporation		303	5,690
Hypercom Corporation		91	849	A
Investment Technology Group, Inc.		123	6,123	A
John H. Harland Company		95	3,726
KKR Financial Corp.		198	4,448
LandAmerica Financial Group, Inc.		93	6,321
Lazard Ltd		88	3,883
Mid-America Apartment Communities, Inc.		16	871
National Financial Partners Corporation		164	9,277
Nationwide Financial Services, Inc.		41	1,772
Post Properties, Inc.		77	3,409
R&G Financial Corporation		100	1,261
Selective Insurance Group, Inc.		70	3,720
Stewart Information Services Corporation		54	2,557
Svb Financial Group		28	1,507	A
The Commerce Group, Inc.		32	1,680
TradeStation Group, Inc.		188	2,604	A
UCBH Holdings, Inc.		250	4,722
Zenith National Insurance Corp.		135	6,490

			122,044

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Health Care	13.0%
K-V Pharmaceutical Company		46	$1,110	A
Alpharma Inc.		288	7,730
Amedisys, Inc.		113	3,923	A
Analogic Corporation		25	1,648
Angiotech Pharmaceuticals, Inc.		315	4,655	A
Centene Corporation		171	4,976	A
Chattem, Inc.		106	4,002	A
CNS, Inc.		50	1,068
Computer Programs and Systems, Inc.		39	1,950
Cubist Pharmaceuticals, Inc.		95	2,182	A
Cutera, Inc.		131	3,561	A
Dade Behring Holdings Inc.		102	3,642
Diagnostic Products Corporation		75	3,553
DJ Orthopedics Incorporated		156	6,196	A
Geron Corporation		352	2,927	A
Haemonetics Corporation		165	8,377	A
Indevus Pharmaceuticals, Inc.		99	616	A
Kendle International Inc.		128	4,340	A
King Pharmaceuticals, Inc.		177	3,046	A
Medarex, Inc.		296	3,914	A
Myogen, Inc.		54	1,954	A
Option Care, Inc.		62	873
OSI Pharmaceuticals, Inc.		144	4,616	A
Pediatrix Medical Group, Inc.		54	5,502	A
PSS World Medical, Inc.		59	1,130	A
Quidel Corporation		78	1,009	A
Respironics, Inc.		163	6,327	A
Serologicals Corporation		305	7,449	A
SFBC International, Inc.		216	5,271	A
STERIS Corporation		240	5,918
Techne Corporation		110	6,634	A
Viasys Healthcare Inc.		10	286	A
ViroPharma Incorporated		248	3,149	A
WellCare Health Plans, Inc.		71	3,213	A

			126,747

Integrated Oils	1.3%
Giant Industries, Inc.		179	12,434	A

Materials	13.6%
Aleris International Inc		14	687	A
Arch Chemicals, Inc.		18	557

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Materials—Continued
Barnes Group Inc.		27	$1,089
Bluegreen Corporation		282	3,723	A
Builders FirstSource, Inc.		117	2,650	A
Building Materials Holding Corporation		152	5,410
Carpenter Technology Corporation		22	2,042
Clean Harbors, Inc.		6	166	A
Commercial Metals Company		238	12,736
Drew Industries Incorporated		26	907	A
Eagle Materials Inc.		199	12,682
FMC Corporation		167	10,338
Jones Lang LaSalle Incorporated		118	9,032
Lennox International Inc.		184	5,488
Lone Star Technologies, Inc.		140	7,768	A
Maverick Tube Corporation		191	10,095	A
NS Group, Inc.		261	12,032	A
Olin Corporation		286	6,145
PolyOne Corporation		155	1,448	A
Quanex Corporation		71	4,751
Reliance Steel & Aluminum Co.		58	5,429
RTI International Metals, Inc.		24	1,311	A
Teledyne Technologies Incorporated		24	861	A
Trammell Crow Company		43	1,516	A
UAP Holding Corp.		33	707
USG Corporation		135	12,810	A

			132,380

Producer Durables	8.4%
A.O. Smith Corporation		195	10,291
Applied Industrial Technologies, Inc.		101	4,495
Arris Group Inc.		99	1,357	A
Columbus McKinnon Corporation		23	630	A
Cymer, Inc.		49	2,213	A
EMCOR Group, Inc.		44	2,195	A
Herman Miller, Inc.		120	3,889
InterDigital Communications Corporation		43	1,059	A
Itron, Inc.		49	2,953	A
JLG Industries, Inc.		428	13,166
Kennametal Inc.		229	14,008
Kulicke and Soffa Industries, Inc.		332	3,162	A
Lincoln Electric Holdings, Inc.		53	2,867
LTX Corporation		207	1,116	A

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Producer Durables—Continued
Photronics, Inc.		320	$5,996	A
Plantronics, Inc.		87	3,067
Powerwave Technologies, Inc.		502	6,771	A
Regal-Beloit Corporation		51	2,168

			81,403

Technology	16.3%
Adaptec, Inc.		212	1,174	A
Adtran Incorporated		199	5,220
Agere Systems Incorporated		354	5,330	A
Applied Micro Circuits Corporation		661	2,690	A
Aspen Technology, Inc.		97	1,225	A
Atmel Corporation		1,088	5,137	A
Avnet, Inc.		73	1,863	A
Avocent Corporation		116	3,666	A
AVX Corporation		112	1,982
Benchmark Electronics, Inc.		124	4,744	A
Bio-Rad Laboratories, Inc		32	1,964	A
Brocade Communications Systems, Inc.		205	1,368	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.		313	2,235	A
CommScope, Inc.		328	9,372	A
Comtech Telecommunications Corp.		31	890	A
Conexant Systems, Inc.		1,429	4,931	A
Genesis Microchip Incorporated		340	5,800	A
Hyperion Solutions Corporation		121	3,936	A
Informatica Corporation		717	11,154	A
Integrated Device Technology, Inc.		154	2,286	A
Internet Security Systems, Inc.		120	2,881	A
KEMET Corporation		69	655	A
Komag, Incorporated		239	11,362	A
McDATA Corporation		832	3,846	A
Micrel, Incorporated		212	3,142	A
Omnivision Technologies, Inc.		125	3,777	A
ON Semiconductor Corporation		620	4,501	A
Openwave Systems Inc.		72	1,560	A
Orckit Communications Ltd.		61	1,347	A
Parametric Technology Corporation		162	2,649	A
Perot Systems Corporation		387	6,023	A
Plexus Corp.		121	4,561	A
Silicon Image, Inc.		78	804	A
SonicWALL, Inc.		81	573	A
SPSS Inc.		44	1,399	A
Standard Microsystems Corporation		38	987	A

Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Technology—Continued
Sybase, Inc.		315	$6,657	A
Sycamore Networks, Inc.		207	971	A
Tekelec		109	1,509	A
Transaction Systems Architects, Inc.		73	2,265	A
United Online, Inc.		257	3,305
Vignette Corporation		28	413	A
Western Digital Corporation		526	10,218	A
Zoran Corporation		261	5,711	A
Zygo Corporation		33	543	A

			158,626

Utilities	1.4%
ALLETE, Inc.		15	713
Cincinnati Bell Inc.		443	2,004	A
Cleco Corporation		65	1,442
El Paso Electric Company		96	1,828	A
Sierra Pacific Resources		255	3,515	A
Time Warner Telecom Inc.		217	3,900	A

			13,402

Total Common Stocks and Equity Interests (Identified Cost—$792,655)			964,850
Repurchase Agreements	0.7%
Bank of America 4.75%, dated 3/31/06, to be repurchased at $3,655 on 4/3/06 (Collateral: $3,720 Federal Home Loan Bank notes, 4.75%, due 8/8/07, value $3,729)		$3,653	3,653
J.P. Morgan Chase & Co. 4.7%, dated 3/31/06, to be repurchased at $3,655 on 4/3/06 (Collateral: $3,717 Fannie Mae notes, 4.75%, due 8/10/07, value $3,731)		3,654	3,654

Total Repurchase Agreements (Identified Cost—$7,307)			7,307
Total Investments (Identified Cost—$799,962)	99.9%		972,157
Other Assets Less Liabilities	0.1%		1,296

Net assets	100.0%		$973,453

A	Non-income producing.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Identified Cost—$792,655)		$964,850
Short-term securities at value (Identified Cost—$7,307)		7,307
Cash		1
Receivable for securities sold		3,858
Receivable for fund shares sold		1,379
Dividend and interest receivable		360

Total assets		977,755

Liabilities:
Payable for fund shares repurchased	$682
Payables for securities purchased	2,940
Accrued distribution fee	568
Accrued expenses	112

Total liabilities		4,302

Net Assets		$973,453

Net assets consist of:
Accumulated paid-in-capital applicable to:
77,408 Institutional Class shares outstanding		$789,942
905 Financial Intermediary Class shares outstanding		9,838
Over distribution of net investment income		(31)
Undistributed net realized gain on investments		1,509
Unrealized appreciation of investments		172,195

Net Assets		$973,453

Net Asset Value Per Share:
Institutional Class		$12.43
Financial Intermediary Class		$12.32

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2006

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
DividendsA	$7,582
Interest	316

Total income			$7,898

Expenses:
Management fee	6,094
Distribution fee—Financial Intermediary Class	27
Audit and legal fees	53
Custodian fees	157
Directors’ fees and expenses	36
Registration fees	63
Reports to shareholders	31
Transfer agent and shareholder servicing expense:
Institutional Class	26
Financial Intermediary Class	24
Other expenses	78

	6,589
Less: Compensating balance credits	(1	)B
Fees waived	(2)

Total expenses, net of compensating balance credits and fee waivers			6,586

Net Investment Income			1,312

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	42,412
Change in unrealized appreciation/(depreciation) of investments	127,572

Net Realized and Unrealized Gain/(Loss) on Investments			169,984

Change in Net Assets Resulting From Operations			$171,296

A	Net of foreign taxes withheld of $19.
B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE YEARS ENDED MARCH 31,
	2006	2005
Change in Net Assets:
Net investment income	$1,312	$754
Net realized gain on investments	42,412	61,802
Change in unrealized appreciation/(depreciation) of investments	127,572	(24,044)

Change in net assets resulting from operations	171,296	38,512
Distributions to shareholders:
From net investment income:
Institutional Class	(1,432)	(636)
Financial Intermediary Class	—	—
From net realized gain on investments:
Institutional Class	(100,929)	(44,063)
Financial Intermediary Class	(1,285)	(833)
Change in net assets from Fund share transactions:
Institutional Class	228,337	108,564
Financial Intermediary Class	(610)	116

Change in net assets	295,377	101,660

Net Assets:
Beginning of year	678,076	576,416

End of year (including undistributed net investment income/(loss) of $(31) and $113, respectively)	$973,453	$678,076

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Batterymarch U.S. Small Capitalization Equity Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	Years Ended March 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.61	$11.90	$8.09	$10.27	$8.72

Investment operations:
Net investment income	.02	.01	.01	.04	.03
Net realized and unrealized gain/(loss) on investments	2.21	.58	4.05	(2.18)	1.56

Total from investment operations	2.23	.59	4.06	(2.14)	1.59

Distributions:
From net investment income	(.02)	(.01)	(.02)	(.04)	(.04)
From net realized gain on investment	(1.39)	(.87)	(.23)	—	—

Total distributions	(1.41)	(.88)	(.25)	(.04)	(.04)

Net asset value, end of year	$12.43	$11.61	$11.90	$8.09	$10.27

Total return	20.95%	5.87%	50.52%	(20.87)%	18.26%

Ratios to Average Net Assets:A
Total expenses	.75%	.76%	.81%	.87%	.94%
Expenses net of waivers, if any	.75%	.76%	.81%	.87%	.94%
Expenses net of all reductions	.75%	.76%	.81%	.87%	.94%
Net investment income (loss)	.16%	.13%	.15%	.59%	.35%

Supplemental data:
Portfolio turnover rate	152.9%	175.0%	141.1%	119.4%	158.0%

Net assets, end of year (in thousand)	$962,303	$667,045	$565,130	$209,376	$157,560

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

Financial Intermediary Class:

	YEARS ENDED MARCH 31,
	2006	2005	2004		2003B
Net asset value, beginning of year	$11.56	$11.88	$8.09		$8.47

Investment operations:
Net investment income	(.04)	(.03)	(.01)		—	C
Net realized and unrealized gain/(loss) on investments	2.19	.58	4.03		(0.38)

Total from investment operations	2.15	.55	4.02		(0.38)

Distributions:
From net investment income	—	—	—	D	—
From net realized gain on investments	(1.39)	(.87)	(.23)		—

Total distributions	(1.39)	(.87)	(.23)		—

Net asset value, end of year	$12.32	$11.56	$11.88		$8.09

Total return	20.29%	5.42%	50.01%		(4.49	)%E

Ratios to Average Net Assets:A
Total expenses	1.22%	1.20%	1.06%		1.10	%F
Expenses net of waivers, if any	1.20%	1.20%	1.06%		1.10	%F
Expenses net of all reductions	1.20%	1.20%	1.06%		1.10	%F
Net investment income (loss)	(.28)%	(.31)%	(.33)%		.14	%F

Supplemental Data:
Portfolio turnover rate	152.9%	175.0%	141.1%		119.4	%F

Net assets, end of year (in thousands)	$11,150	$11,031	$11,286		$688

B	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
C	$0.0003 per share
D	$0.004 per share
E	Not annualized.
F	Annualized.

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., consisting of the Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. Effective March 1, 2004, both classes were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.

Security Transactions

Security transactions are recorded on the next business day after trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the year ended March 31, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$1,436,176	$1,314,970

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended March 31, 2006, the Fund earned compensating balance credits of $1.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and net gains on foreign currency transactions are treated as ordinary income for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Distributions during the years ended March 31, 2006 and 2005, were characterized as follows for tax purposes:

	For the Years Ended March 31,
	2006	2005
Ordinary income	$38,698	$31,359
Capital gains	64,948	14,173

Total Distributions	$103,646	$45,532

The tax basis components of net assets at March 31, 2006 were:

Unrealized appreciation	$191,654
Unrealized depreciation	(23,005)

Net unrealized appreciation/(depreciation)	168,649
Undistributed long-term capital gains	5,055
Other temporary differences	(31)
Paid-in capital	799,780

Net Assets	$973,453

Annual Report to Shareholders

The difference between book and tax basis unrealized appreciation is primarily due to wash sales losses.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2006, the Fund recorded the following reclassifications, which relate primarily to reclassifications of distributions. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$(24)
Accumulated net realized gain (loss)	24

At March 31, 2006, the cost of investments for federal income tax purposes was $803,508.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

Under the terms of the management agreement, LMFA has contractually agreed, until August 1, 2006, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at March 31, 2006, management and distribution and service fees waiver or reimbursed in the amount of $2 remain subject to repayment by the Fund.

On December 1, 2005, Legg Mason Investor Services, LLC (“LMIS”) replaced Legg Mason Wood Walker, Inc. (“Legg Mason”) as distributor for the Fund. The compensation arrangements between the Fund and LMIS are identical to the previous arrangements between the Fund and Legg Mason. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets.

	Distribution Fee	Service Fee
Financial Intermediary Class	N/A	0.25%

No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the year ended March 31, 2006.

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit

The Fund, along with certain other Legg Mason funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended March 31, 2006.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

5. Fund Share Transactions

At March 31, 2006, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Fund. Share transactions were as follows:

	Institutional Class		Financial Intermediary Class
	Years Ended March 31,		Years Ended March 31,
	2006	2005	2006	2005
Shares:
Sold	25,906	17,116	252	266
Reinvestment of Distributions	8,855	4,102	114	79
Repurchased	(14,787)	(11,279)	(416)	(340)

Net Change	19,974	9,939	(50)	5

Amount:
Sold	$298,477	$190,431	$2,873	$2,969
Reinvestment of Distributions	100,217	43,496	1,285	833
Repurchased	(170,357)	(125,363)	(4,768)	(3,686)

Net Change	$228,337	$108,564	$(610)	$116

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Legg Mason Charles Street Trust, Inc. and

Shareholders of Batterymarch U.S. Small Capitalization Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Batterymarch U.S. Small Capitalization Equity Portfolio (comprising the Legg Mason Charles Street Trust, Inc., hereafter referred to as the “Fund”) at March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the four years in the period ended March 31, 2005 were audited by other auditors whose report dated May 13, 2005 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 19, 2006

Annual Report to Shareholders

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

On May 12, 2005, the Fund, by recommendation of its Audit Committee and by action of its Board of Directors, approved the engagement of PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended March 31, 2006, effective upon the resignation of Ernst & Young LLP ("E&Y").

On June 6, 2005, E&Y resigned as the Fund's independent registered public accounting firm. The reports of the financial statements audited by E&Y for the Fund for the fiscal years ended March 31, 2005 and 2004 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the fiscal years 2004 and 2005 and through June 6, 2005, there were no disagreements between the Fund and E&Y on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements.

Annual Report to Shareholders

DIRECTORS AND OFFICERS

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Independent Directors:B
Hearn, Ruby P. (1940) Director	Since 2004	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 2000	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Director of The Brooklyn Museum of Art since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).	Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 2000	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Chief Executive Officer of The Marrow Foundation (non-profit) since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 20 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 2001	Director/Trustee of all Legg Mason funds consisting of 20 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Annual Report to Shareholders

DIRECTORS AND OFFICERS—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Rowan, S. Ford (1943) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.
Tarola, Robert M. (1950) Director	Since 2004	Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).
Interested Directors:[c]
Curley Jr., John F. (1939) Chairman and Director	Since 2000	Chairman and Director/Trustee of all Legg Mason funds consisting of 20 portfolios.	None	Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).
Fetting, Mark R. (1954) President and Director	President since 2001 and Director since 2002	President and Director/Trustee of all Legg Mason funds consisting of 20 portfolios; Director/Trustee of the Royce Family of Funds consisting of 23 portfolios.	None	Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

Annual Report to Shareholders

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Executive Officers:D
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2000	Vice President and Chief Financial Officer of all Legg Mason funds consisting of 20 portfolios.	None	Vice President and Chief Financial Officer of all Legg Mason Funds, since 2006. Vice President and Treasurer of all Legg Mason Funds (1986-2006). Vice President and Treasurer of Legg Mason Fund Adviser, Inc. and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund (2001-present), Western Asset Premier Bond Fund (2001-present), Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).
Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	Vice President and Chief Legal Officer of all Legg Mason funds consisting of 20 portfolios.	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).
Olmert, Amy M. (1963) Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all Legg Mason funds consisting of 20 portfolios.	None	Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

Annual Report to Shareholders

DIRECTORS AND OFFICERS—Continued

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time ServedA	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Hughes, Wm. Shane (1968) Treasurer	Since 2006	Treasurer of Legg Mason Equity Funds consisting of 13 portfolios.	None	Treasurer, Legg Mason Equity Funds, since 2006. Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting, since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005), Assistant Treasurer, Legg Mason Equity Funds (1999-2006).
Wachterman, Richard M. (1947) Secretary	Since 2004	Secretary of all Legg Mason funds consisting of 20 portfolios.	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544 OR ON THE SECURITIES AND EXCHANGE COMMISSION’S WEBSITE (http://www.sec.gov).

A	Directors of the Funds serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Funds are elected annually to serve until their successors are elected and qualified.
B	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).
C	Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Funds by virtue of being both employees of Legg Mason Investor Services, LLC, the principal underwriter of the Funds, and as owners of common stock of Legg Mason, Inc.
D	Officers of the Funds are interested persons (as defined in the 1940 Act).

Annual Report to Shareholders

BOARD CONSIDERATION OF THE FUND’S INVESTMENT ADVISORY AGREEMENT AND INVESTMENT MANAGEMENT AGREEMENT

At its November 2005 meeting, the Board of Directors (the “Board”), including all of the Independent Directors, approved the continuation of the Investment Management Agreement between Legg Mason Fund Adviser, Inc., (the “Adviser”) and Legg Mason Charles Street Trust, Inc. on behalf of Batterymarch U.S. Small Capitalization Equity Portfolio (“Charles Street Trust”) and the Investment Advisory Agreement between the Manager and Batterymarch Financial Management, Inc. (the “Sub-Adviser”) (each an “Agreement”). In voting to approve the continuation of each Agreement, the Board considered whether continuance would be in the best interest of Charles Street Trust, an evaluation largely based on the nature and quality of the services provided under each Agreement and the overall fairness of each Agreement to Charles Street Trust. In considering each Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that the continuation of each Agreement is in the best interest of Charles Street Trust.

Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of each Agreement. As part of the process to consider each Agreement, legal counsel to Charles Street Trust requested certain information from the Adviser and the Sub-Adviser on behalf of the Independent Directors, and in response, the Adviser and the Sub-Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of each Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of each Agreement.

The Independent Directors obtained a report on investment performance and expenses from an independent provider of investment company data and retained an independent consultant to assist them in their review and analysis of each Agreement. The Board also drew upon its long association with the Adviser, the Sub-Adviser and their personnel, its periodic meetings with the portfolio manager and other employees of the Adviser and the Sub-Adviser, and the Board members’ familiarity with the Adviser’s and the Sub-Adviser’s culture, and the manner in which they have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s and the Sub-Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s and the Sub-Adviser’s investment process. In assessing performance, the Board compared Charles Street Trust’s returns to the average of an appropriate Lipper category, a specified benchmark index and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Charles Street Trust’s performance in the context of the risk undertaken by the portfolio manager. The Board noted Charles Street Trust’s performance record and the measures that the Adviser and the Sub-Adviser were taking in an effort to achieve attractive long-term performance. The Board also considered the level of service provided by the Adviser to Charles Street Trust, including oversight of the transfer agent, the custodian, and preparation of regulatory filings. The Board considered the Adviser’s and the Sub-Adviser’s procedures for executing portfolio transactions for Charles Street Trust. The Board also reviewed the Sub-Adviser’s report on its policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.

In determining whether the terms of each Agreement are reasonable and fair, the Board considered the terms and fee structure of each Agreement. In that connection, the Board considered the costs to the Adviser and Sub-Adviser in providing services to Charles Street Trust and profitability for the Adviser its affiliates from their overall association with Charles Street Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Charles Street Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser and the Sub-Adviser in providing services to Charles Street Trust were shared with Charles Street Trust, the Board further noted that, while Charles Street Trust’s advisory fee structure does not provide for a reduction of payments, the current fees appear fair and reasonable in relation to the present asset size of Charles Street Trust. The Board also compared Charles Street Trust’s advisory fee schedule to the advisory fees charged by the Adviser and Sub-Adviser to their other accounts managed in a similar style. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser and Sub-Adviser to Charles Street Trust and to the other accounts. Finally, the Board considered other benefits accruing to the Adviser, the Sub-Adviser and their affiliates by virtue of their relationship to Charles Street Trust.

After an evaluation of all material factors, including those in the foregoing discussion, the Board concluded that the continuation of each Agreement is in the best interest of Charles Street Trust.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

You should consider a Fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information about any of the Legg Mason Funds, call your financial advisor, call 1-888-425-6432, or visit www.lminstitutionalfunds.com. Please read the prospectus carefully before investing.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer

(a)	Legg Mason Charles Street Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:

•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.

(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert

(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.

(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accounting Fees and Services

(a)	Audit Fees

Ernst & Young LLP

Fiscal Year Ended March 31, 2005 – $23,800

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2006 – $23,150

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Ernst & Young LLP

Fiscal Year Ended March 31, 2005 - $5,650

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2006 - $1,050

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.

	(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

Ernst & Young LLP

Fiscal Year Ended March 31, 2005 – $473,333

PricewaterhouseCoopers LLP

Fiscal Year Ended March 31, 2005 – $302,596

Fiscal Year Ended March 31, 2006 – $277,065

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the annual report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	File the exhibits listed below as part of this Form.

(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	June 2, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date:	June 1, 2006